Acquisitions And Joint Ventures (Schedule of Recognized Identified Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Cash and temporary investments		$ 12
Accounts and notes receivable		195
Inventory		254
Other current assets		11
Plants, properties and equipment		1,711
Goodwill	$ 3,364	19	$ 3,335	$ 3,773
Other intangible assets		212
Deferred charges and other assets		6
Total assets acquired		2,420
Accounts payable and accrued liabilities		111
Long-term debt		104
Other long-term liabilities		22
Total liabilities assumed		237
Net assets acquired		$ 2,183